Long-Term Debt, net - Annual Loan Principal Payments (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [Line Items]
Loan Balance	$ 37,307	$ 38,487
Loan Balance	37,800
(a) EnTrust
Disclosure of detailed information about borrowings [Line Items]
Loan Balance	37,000
(b) Firment
Disclosure of detailed information about borrowings [Line Items]
Loan Balance	800
Not later than one year
Disclosure of detailed information about borrowings [Line Items]
Loan Balance	2,985
Not later than one year | (a) EnTrust
Disclosure of detailed information about borrowings [Line Items]
Loan Balance	2,985
Not later than one year | (b) Firment
Disclosure of detailed information about borrowings [Line Items]
Loan Balance	0
Later than one year and not later than two years
Disclosure of detailed information about borrowings [Line Items]
Loan Balance	34,815
Later than one year and not later than two years | (a) EnTrust
Disclosure of detailed information about borrowings [Line Items]
Loan Balance	34,015
Later than one year and not later than two years | (b) Firment
Disclosure of detailed information about borrowings [Line Items]
Loan Balance	$ 800